Inventories (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Cost of sales to net realizable value	$ 3	$ 7
Estimated amount	$ 1,095		$ 786